UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended:   December 31, 2000

Check here if Amendment [ ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital Corporation
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:        28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Robert J. Lukaszewicz
Title:         Vice President & Controller
Phone:         (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz      Chicago, Illinois         January 29, 2001
-------------------------    ---------------------     --------------------
      (Signature)                (City/State)                  (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                  68

Form 13F Information Table Value Total:     $14,319,906,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN Amro Holding ADR                  COM       000937102     7165   314952 SH         SOLE                 314952
Abbott Laboratories                   COM       002824100   287925  5944265 SH         SOLE                5439865            504400
Aetna Inc                             COM       00817Y108    37293   908200 SH         SOLE                 847500             60700
Air Products and Chemicals Inc        COM       009158106   183366  4472343 SH         SOLE                4170293            302050
Alcan Aluminum Ltd                    COM       013716105   108035  3160089 SH         SOLE                2951289            208800
Allstate Corp Com                     COM       020002101   515117 11824769 SH         SOLE               11103669            721100
American Electric Power Co Inc        COM       025537101   142102  3055954 SH         SOLE                2846154            209800
BAE Systems PLC                       COM       0263494      10935  1915700 SH         SOLE                1915700
Bank One Corp                         COM       06423A103   212269  5795720 SH         SOLE                5395120            400600
Bass PLC ADR                          COM       069904209    11839  1082400 SH         SOLE                1082400
Bausch and Lomb Inc                   COM       071707103   175245  4333722 SH         SOLE                4058222            275500
Bayerische Moteren Werke AG Or        COM       5756029       5045   154000 SH         SOLE                 154000
Becton Dickinson and Co               COM       075887109   190204  5493264 SH         SOLE                5051114            442150
Bristol Myers Squibb Co               COM       110122108   441057  5965262 SH         SOLE                5705812            259450
Burlington Northern Santa Fe C        COM       12189T104   163074  5759805 SH         SOLE                5367755            392050
Citigroup Inc                         COM       172967101   654537 12818358 SH         SOLE               12006753            811605
Conoco Inc Cl A                       COM       208251306    63758  2227350 SH         SOLE                1802650            424700
Conoco Inc Cl B                       COM       208251405   427047 14757562 SH         SOLE               14232562            525000
Diageo PLC ADR                        COM       25243Q205    11404   257000 SH         SOLE                 257000
Edison International                  COM       281020107    82966  5309822 SH         SOLE                4994722            315100
Electronic Data Systems Corp          COM       285661104   253670  4392548 SH         SOLE                4086448            306100
Endesa SA ADR                         COM       29258N107    12724   762500 SH         SOLE                 762500
Exxon Mobil Corporation               COM       30231G102   336668  3872522 SH         SOLE                3601962            270560
FPL Group Inc                         COM       302571104   485401  6765169 SH         SOLE                6361019            404150
Fannie Mae                            COM       313586109   574286  6620008 SH         SOLE                6205458            414550
First Union Corp                      COM       337358105   315382 11339599 SH         SOLE               10684599            655000
Fox Entertainment Group Inc           COM       35138T107    12698   710350 SH         SOLE                 569450            140900
GM Hughes Electronics Class H         COM       370442832   236049 10263000 SH         SOLE                9682100            580900
General Dynamics Corp                 COM       369550108   410613  5264271 SH         SOLE                4965621            298650
General Motors Corp                   COM       370442105   348302  6837846 SH         SOLE                6426859            410987
Household International Inc           COM       441815107   394430  7171453 SH         SOLE                6674403            497050
ING Groep N V ADR                     COM       456837103     7066    88181 SH         SOLE                  88181
Infonet Services Corp CL B            COM       45666T106     4534   906800 SH         SOLE                 906800
International Business Machine        COM       459200101   246797  2903496 SH         SOLE                2694646            208850
Investor AB B Shares                  COM       5679591       6937   464200 SH         SOLE                 464200
Kimberly Clark Corp                   COM       494368103   393950  5572925 SH         SOLE                5181975            390950
Knight Ridder Inc                     COM       499040103   225705  3968438 SH         SOLE                3742488            225950
Koninklijke Philips Electronic        COM       500472303   456279 12586992 SH         SOLE               11858001            728991
Litton Inds Inc Com                   COM       538021106   144742  1839450 SH         SOLE                1746150             93300
Loews Corp                            COM       540424108   340234  3285307 SH         SOLE                3172157            113150
MetLife Inc                           COM       59156R108   489623 13989214 SH         SOLE               13139364            849850
Motorola Inc                          COM       620076109   218147 10772652 SH         SOLE               10097198            675454
News Corp Ltd Class A Sponsore        COM       652487802   209875  7221501 SH         SOLE                6774601            446900
Nordea AB ADR                         COM       5888115       7083   898298 SH         SOLE                 898298
Orient Express Hotels Ltd Cl A        COM       G67743107    46739  2167600 SH         SOLE                2167600
Peninsular & Oriental Steam Or        COM       0680048       6294  1328700 SH         SOLE                1328700
Pharmacia Corporation                 COM       71713U102   321334  5267785 SH         SOLE                4929186            338599
Portugal Telecom SGPS SA ADR          COM       737273102     6647   738600 SH         SOLE                 738600
Royal Dutch Petroleum ADR             COM       780257804    59555   983361 SH         SOLE                 928511             54850
Sea Containers Ltd Cl A               COM       811371707     9259   425700 SH         SOLE                 425700
Sears, Roebuck & Co                   COM       812387108   358505 10316697 SH         SOLE                9570497            746200
Shell Transport and Trading Co        COM       822703609    13593   275300 SH         SOLE                 275300
Stora Enso OYJ ADR                    COM       86210M106     4901   417100 SH         SOLE                 417100
TRW Inc                               COM       872649108   241276  6226496 SH         SOLE                5952946            273550
Target Corp                           COM       87612E106   300248  9309998 SH         SOLE                8662648            647350
Texaco Inc                            COM       881694103   481353  7748138 SH         SOLE                7282538            465600
Thermo Electron Corp                  COM       883556102   184507  6201903 SH         SOLE                5724753            477150
Tricon Global Restaurants Inc         COM       895953107   201038  6092058 SH         SOLE                5591058            501000
Tyco International Ltd                COM       902124106   202328  3645547 SH         SOLE                3395347            250200
UBS AG ADR                            COM       H8920G155     7247    44350 SH         SOLE                  44350
USX Marathon Group                    COM       902905827   234251  8441473 SH         SOLE                7847223            594250
Verizon Communications Inc            COM       92343V104   401798  8015919 SH         SOLE                7450619            565300
Vivendi Universal ADR                 COM       92851S204     4567    69920 SH         SOLE                  69920
Vodafone Group PLC ADR                COM       92857W100   304072  8490660 SH         SOLE                8026910            463750
Wells Fargo and Co                    COM       949746101   433186  7778858 SH         SOLE                7250058            528800
Weyerhaeuser Co                       COM       962166104   400943  7900352 SH         SOLE                7408002            492350
WorldCom Inc                          COM       98157D106   227717 16193237 SH         SOLE               15281337            911900
Zurich Financial Services AG A        COM       98982M107     6970   115600 SH         SOLE                 115600
Total                                                     14319906